Cost of Revenue	12 Months Ended
Dec. 31, 2020
Text Block [Abstract]
Cost of Revenue
12.	COST OF REVENUE
Cost of revenue consists of the following:

	For the years ended December 31,
	2018	2019	2020
	RMB	RMB	RMB	US$
Cost of vehicle	6,596,813	11,176,116	619,227,148	94,900,712
Leasing interest expense	21,223,412	116,965,519	132,322,922	20,279,375
Commission to car dealerships	203,845,998	158,100,562	117,985,878	18,082,127
Staff incentive	71,538,976	98,173,090	84,046,881	12,880,748
Staff cost	59,630,520	72,999,170	73,975,397	11,337,226
Others	67,223,318	81,852,960	70,562,523	10,814,180

	430,059,037	539,267,417	1,098,120,749	168,294,368